Basis of preparation and changes to Group's accounting policies - Going concern (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Basis of preparation and changes to Group's accounting policies
Accumulated deficit	€ (570,754)	€ (536,128)
Net equity	€ 28,714	€ 57,807	€ 98,926	€ 152,915